Remittance Dates:
September 21, 2015 through October 20, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	September 21, 2015 through October 20, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 2,136,974.54	$ 2,127,913.74
2	Small General Service	$0.00465	per kWh	$ 153,316.21	$ 153,098.81
3	General Service	$0.00239	per kWh	$ 806,734.12	$ 806,409.83
4	Large General Service	$0.00153	per kWh	$ 201,153.71	$ 201,121.13
5	Large Industrial Power Service	$0.09783	per kW	$ 96,866.85	$ 96,866.85
6	Interruptible Service	$0.02498	per kW	$ 3,053.10	$ 3,053.10
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,109.68	$ 10,109.68
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 109,330.29	$ 107,803.70
10	Total			$ 3,517,538.50	$ 3,506,376.84

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,506,376.84
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,506,376.84

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of October 2015.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
October 21, 2015 through November 19, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	October 21, 2015 through November 19, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,688,002.72	$ 1,680,845.57
2	Small General Service	$0.00465	per kWh	$ 134,192.01	$ 134,001.70
3	General Service	$0.00239	per kWh	$ 732,972.85	$ 732,678.18
4	Large General Service	$0.00153	per kWh	$ 195,255.01	$ 195,223.38
5	Large Industrial Power Service	$0.09783	per kW	$ 90,959.56	$ 90,959.56
6	Interruptible Service	$0.02498	per kW	$ 3,399.00	$ 3,399.00
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,147.42	$ 10,147.42
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 109,937.52	$ 108,402.47
10	Total			$ 2,964,866.09	$ 2,955,657.28

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,955,657.28
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,955,657.28

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of November 2015.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
November 20, 2015 through December 21, 2015

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	November 20, 2015 through December 21, 2015

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,287,213.17	$ 1,281,755.39
2	Small General Service	$0.00465	per kWh	$ 117,052.93	$ 116,886.97
3	General Service	$0.00239	per kWh	$ 644,524.63	$ 644,265.54
4	Large General Service	$0.00153	per kWh	$ 196,291.53	$ 196,259.72
5	Large Industrial Power Service	$0.09783	per kW	$ 92,704.85	$ 92,704.85
6	Interruptible Service	$0.02498	per kW	$ 3,274.50	$ 3,274.50
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,124.23	$ 10,124.23
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 109,528.58	$ 107,999.25
10	Total			$ 2,460,714.42	$ 2,453,270.45

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,453,270.45
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,453,270.45

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of December 2015.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title:Assistant Treasurer

Remittance Dates:
December 22, 2015 through January 21, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	December 22, 2015 through January 21, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,314,040.29	$ 1,308,468.77
2	Small General Service	$0.00465	per kWh	$ 117,255.12	$ 117,088.85
3	General Service	$0.00239	per kWh	$ 603,989.17	$ 603,746.36
4	Large General Service	$0.00153	per kWh	$ 158,474.24	$ 158,448.58
5	Large Industrial Power Service	$0.09783	per kW	$ 92,133.94	$ 92,133.94
6	Interruptible Service	$0.02498	per kW	$ 2,927.87	$ 2,927.87
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,123.40	$ 10,123.40
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 111,090.04	$ 109,538.89
10	Total			$ 2,410,034.07	$ 2,402,476.66

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,402,476.66
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,402,476.66

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
January 22, 2016 through February 22, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	January 22, 2016 through February 22, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,700,061.33	$ 1,692,853.07
2	Small General Service	$0.00465	per kWh	$ 135,354.70	$ 135,162.78
3	General Service	$0.00239	per kWh	$ 651,852.78	$ 651,590.76
4	Large General Service	$0.00153	per kWh	$ 175,167.58	$ 175,139.19
5	Large Industrial Power Service	$0.09783	per kW	$ 93,622.23	$ 93,622.23
6	Interruptible Service	$0.02498	per kW	$ 3,414.26	$ 3,414.26
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,103.39	$ 10,103.39
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 111,859.12	$ 110,297.25
10	Total			$ 2,881,435.39	$ 2,872,182.93

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,872,182.93
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,872,182.93

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of February 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
February 23, 2016 through March 23, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 30, 2015 through June 29, 2016
		Remittance Dates:	February 23, 2016 through March 23, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00346	per kWh	$ 1,485,358.42	$ 1,479,060.50
2	Small General Service	$0.00465	per kWh	$ 120,861.27	$ 120,689.90
3	General Service	$0.00239	per kWh	$ 612,455.54	$ 612,209.34
4	Large General Service	$0.00153	per kWh	$ 170,960.11	$ 170,932.41
5	Large Industrial Power Service	$0.09783	per kW	$ 97,830.15	$ 97,830.15
6	Interruptible Service	$0.02498	per kW	$ 3,368.56	$ 3,368.56
7	Economic As-Available Service	$0.00000	per kWh	—	—
8	Standby and Maintenance Service	$0.02080	per kW	$ 10,938.80	$ 10,938.80
9	Street and Outdoor Lighting	$0.01468	per kWh	$ 111,894.64	$ 110,332.26
10	Total			$ 2,613,667.49	$ 2,605,361.92

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,605,361.92
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,605,361.92

j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer